Principal changes in the scope of consolidation in 2019 and 2018 - Summary of Purchase Price Allocation (Details) € in Millions, $ in Billions	May 14, 2018 EUR (€)	Mar. 08, 2018 EUR (€)	Mar. 08, 2018 USD ($)
Bioverativ
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill		€ 8,113
Inventories		145
Cash and cash equivalents		422
Other current and non-current assets and liabilities		16
True North Therapeutics contingent consideration liability		(226)
Net deferred tax position		(1,792)
Net assets at acquisition date		6,678
Goodwill		2,676
Purchase price		€ 9,354	$ 11.6
Sanofi Belgium
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill	€ 2,409
Cash and cash equivalents	258
Other current and non-current assets and liabilities	131
Net deferred tax position	(261)
Net assets at acquisition date	2,537
Goodwill	1,360
Purchase price	€ 3,897